ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of consolidated financial information of Company's VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated financial information
Cash and cash equivalents	$ 65,247	$ 19,630
Accounts receivable, net	1,618	474
Prepaid expenses and other current assets	6,272	2,196
Amounts due from related parties, net	762	764
Total current assets	74,257	88,947
Property and equipment, net	216	439
Long-term investments	94,195	53,641
Right-of-use assets	888	2,135
Other non-current assets	170	77
Total non-current assets	95,918	124,726
Total assets	170,175	213,673
Accounts payable	1,652	951
Short-term Debt	1,585	11,400
Accrued expenses and other current liabilities	12,054	10,834
Amounts due to related parties	714	697
Deferred revenue	2,622	602
Income tax payable	13,767	13,841
Total current liabilities	33,100	81,103
Total non-current liabilities	63	3,826
Total liabilities	33,163	84,929
Revenues	32,219	18,106	$ 15,085
(Loss) income from continuing operations	(103,406)	(16,800)	(38,420)
Loss from discontinued operations	112,771	(5,320)	(69,068)
Net cash (used in) provided by operating activities	(18,108)	(15,601)	(33,147)
Net cash provided by investing activities	58,038	32,802	18,883
Net cash used in financing activities	(10,909)	2,456	$ (25,793)
Variable Interest Entity [Member]
Consolidated financial information
Revenues	367	433		$ 6,581
(Loss) income from continuing operations	1,434	1,874		(31,953)
Net cash (used in) provided by operating activities	971	2,031		(1,170)
Net cash provided by investing activities	454	1,566		8,735
Net cash used in financing activities		(3,088)		$ (10,340)
Variable Interest Entity. [Member]
Consolidated financial information
Cash and cash equivalents	2,380	955
Accounts receivable, net	106	175
Prepaid expenses and other current assets	1,204	647
Amounts due from related parties, net	762	764
Total current assets	4,452	2,541
Property and equipment, net	91	178
Long-term investments	45,765	41,794
Right-of-use assets	386	659
Other non-current assets	98	76
Total non-current assets	46,340	42,707
Total assets	50,792	45,248
Accounts payable	290	299
Accrued expenses and other current liabilities	7,654	6,409
Operating lease liabilities - current	336	341
Payable to investors	16	15
Amounts due to related parties	714	690
Deferred revenue		16
Income tax payable	2,848	3,321
Total current liabilities	11,858	11,091
Operating lease liabilities - non-current		256
Total non-current liabilities		256
Total liabilities	$ 11,858	$ 11,347